Derivative Liability and Far Value Measurement (Details 1)	6 Months Ended
Feb. 29, 2020 USD ($)
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Balance at beginning	$ 0
Transfers in due to issuance of convertible promissory notes	847,987
Transfers out due to conversions of convertible promissory notes	0
Mark to market	(183,425)
Balance at end	664,562
Gain on change in derivative liability	$ 183,425